Current and long-term debt - $157.5 million sale and leaseback (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2018 USD ($) tanker	Jul. 31, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,436,224				$ 1,436,224	$ 2,541,678
Principal repayments on IFRS 16 lease liabilities					79,502	56,729	$ 77,913
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,948,592				1,948,592	3,145,623
Repayments					1,135,104
$157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 157,500
Sale leaseback transaction, term			7 years
Principal repayments on IFRS 16 lease liabilities	85,800	$ 14,200
$157.5 Million Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0				0	$ 109,657
Repayments					$ 109,657
$157.5 Million Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			7 years
$157.5 Million Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				3 years
$157.5 Million Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.00%
MR | Vessels | $157.5 Million Lease Financing | STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			6
LR2 | Vessels | $157.5 Million Lease Financing | STI Alexis
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			1